Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small-Cap Core Equity Fund
Class Name	Class R6
Trading Symbol	PQJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small-Cap Core Equity Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, small-cap equities, as represented by the Russell 2000 Index (the “Index”), generated strong returns, significantly outperforming the broader market, as represented by the S&P 500 Index. Despite sticky inflation, changing expectations for U.S. Federal
Reserve policy, and geopolitical uncertainty, the small-cap advance was driven by a broadening of market leadership beyond mega-cap technology stocks.
■
Positive contributors to returns relative to the Index were concentrated in high-growth, specialized businesses, particularly in semiconductors, health care providers/biotech, aerospace & defense, and metals & mining.
■
Detractors were broader and selection-driven, led by software, restaurants/leisure, industrial services, energy, and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	28.29%	4.72%	11.06% (11/15/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Russell 2000 Index	34.18%	7.11%	10.05%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,697,083
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,697,083
Number of fund holdings	136
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	75%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (6.8% represents investments purchased with collateral from securities on loan)	11.0%
Banks	10.5%
Biotechnology	8.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.1%
Health Care Providers & Services	4.4%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.0%
Aerospace & Defense	3.0%
Energy Equipment & Services	2.9%
Insurance	2.9%
Electronic Equipment, Instruments & Components	2.8%
Textiles, Apparel & Luxury Goods	2.5%
Metals & Mining	2.4%
Hotels, Restaurants & Leisure	2.3%
Specialty Retail	2.2%
Trading Companies & Distributors	2.1%
Consumer Staples Distribution & Retail	2.0%
Chemicals	1.9%
Electrical Equipment	1.9%
Construction & Engineering	1.8%
Pharmaceuticals	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.5%
Food Products	1.4%
Retail REITs	1.2%
Automobile Components	1.2%
Gas Utilities	1.1%
Office REITs	1.1%
Communications Equipment	1.0%
Financial Services	1.0%
Professional Services	1.0%
Entertainment	0.9%
Marine Transportation	0.9%
Hotel & Resort REITs	0.9%
Residential REITs	0.9%
Life Sciences Tools & Services	0.9%
Health Care Equipment & Supplies	0.8%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Household Durables	0.7%
Building Products	0.6%
Others*	2.1%
107.4%
Liabilities in excess of other assets	(7.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Conservative Bond Fund
Class Name	Class R6
Trading Symbol	PQCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Core Conservative Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the
U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 given new rounds of tariffs and upward pressure on energy costs due to elevated geopolitical tensions in the Middle East.
That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully.
■
The following strategies contributed most to the Fund’s performance during the reporting period relative to the Bloomberg US Aggregate Bond
Index (the “Index”): an underweight to the U.S. investment-grade corporate sector, along with overweights to the mortgage-backed securities
(MBS), non-agency commercial mortgage-backed securities (CMBS) AAA, and taxable municipal bond sectors; security selection in
U.S. investment-grade corporates, non-agency CMBS AAA; and credit positioning in technology and media & entertainment.
■
The following strategies detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	2.70%	-0.62%	1.32% (11/15/2016)
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.74%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 51,791,410
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 51,791,410
Number of fund holdings	600
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	140%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	37.6
AA	35.3
A	13.3
BBB	13.8
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM TIPS FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM TIPS Fund
Class Name	Class R6
Trading Symbol	PQTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM TIPS Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, inflation continued to moderate and the labor market softened, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December 2025, even as a partial U.S. government shutdown in November 2025 obscured economic data. In the first half of 2026, inflation concerns resurfaced amid geopolitical headlines, while the labor market showed signs of stabilization, U.S. economic activity remained supported by AI-related investment and stronger-than-expected consumption, particularly in the second quarter. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range. Following the meeting, the long end of the U.S. Treasury curve steepened meaningfully.
■
The duration of the Fund, which was tactically managed versus the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index,
contributed to performance during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) Security selection in inflation-linked Treasuries also contributed, with selection in short and long Treasuries contributing the most.
■
Security selection in inflation-linked intermediate Treasuries detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	2.53%	0.11%	2.36% (11/15/2016)
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	2.59%	0.34%	2.74%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 46,200,183
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 22,332
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 46,200,183
Number of fund holdings	37
Total advisory fees paid for the year	$ 22,332
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	90.2
AA	9.5
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class Z
Trading Symbol	PQCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Commodity Strategies Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally increased as all major subsectors saw positive returns. Energy commodities, precious metals, and industrial metals produced the highest returns, while livestock commodities were laggards even though performance was still positive. Carry from roll yields flipped back to positive during the period, after spending the second half of 2025 below zero.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts. Accordingly, such investments drive its performance.
These futures contracts are a form of derivatives based on the underlying price of a specific commodity.
■
The Fund’s returns relative to the Bloomberg Commodity Index (the “Index”) benefited from positioning in energies and nickel. From a factor perspective, sentiment and carry measures were the largest relative outperformers during the period.
■
Positions in gold and cotton detracted the most from the Fund’s relative performance during the period, with growth factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class Z	39.43%	12.29% (12/14/2021)
S&P 500 Index*	19.56%	12.79%
Bloomberg Commodity Index	35.53%	11.48%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,972,648
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 12,420
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 22,972,648
Number of fund holdings	35
Total advisory fees paid for the year	$ 12,420
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
U.S. Treasury Obligations	83.0%
Affiliated Mutual Fund - Short-Term Investment	17.2%
100.2%
Liabilities in excess of other assets*	(0.2)%
100.0%
Commodity Futures Contracts
outstanding
at July 31,
2026
(1),(2)
Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	10.8%
Brent Crude	10.7%
WTI Crude	10.0%
Natural Gas	7.4%
Low Sulphur Gas Oil	5.9%
Soybean	5.2%
Copper	4.9%
Corn	4.9%
NY Harbor ULSD	4.5%
LME PRI Aluminum	4.2%
Sugar No. 11	2.9%
Gasoline RBOB	2.8%
Soybean Meal	2.8%
Live Cattle	2.8%
Silver	2.5%
Commodity Futures Contracts: Long Positions	% of Net Assets
LME Zinc	2.4%
LME Nickel	2.2%
Coffee 'C'	2.2%
Hard Red Winter Wheat	2.2%
Soybean Oil	1.9%
No. 2 Soft Red Winter Wheat	1.8%
Lean Hogs	1.6%
SGX Iron Ore	1.2%
Palladium	1.1%
Robusta Coffee 10-T	0.8%
LME Lead	0.8%
Platinum	0.7%
101.2%
Commodity Futures Contracts: Short Positions	% of Net Assets
LME Zinc	1.6%
LME Nickel	0.9%
LME PRI Aluminum	0.7%
LME Lead	0.2%
3.4%
*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2026.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
During the reporting period, the Fund updated its investment strategies such that the investments in specific commodities may differ from those included in the Index and the Fund may gain exposure to sectors which are not included in the Index.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]	During the reporting period, the Fund updated its investment strategies such that the investments in specific commodities may differ from those included in the Index and the Fund may gain exposure to sectors which are not included in the Index.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class R6
Trading Symbol	PQCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Commodity Strategies Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund— Class R6	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally increased as all major subsectors saw positive returns. Energy commodities, precious metals, and industrial metals produced the highest returns, while livestock commodities were laggards even though performance was still positive. Carry from roll yields flipped back to positive during the period, after spending the second half of 2025 below zero.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts. Accordingly, such investments drive its performance.
These futures contracts are a form of derivatives based on the underlying price of a specific commodity.
■
The Fund’s returns relative to the Bloomberg Commodity Index (the “Index”) benefited from positioning in energies and nickel. From a factor perspective, sentiment and carry measures were the largest relative outperformers during the period.
■
Positions in gold and cotton detracted the most from the Fund’s relative performance during the period, with growth factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	39.48%	11.00%	8.13% (11/15/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg Commodity Index	35.53%	10.57%	7.18%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,972,648
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 12,420
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 22,972,648
Number of fund holdings	35
Total advisory fees paid for the year	$ 12,420
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
U.S. Treasury Obligations	83.0%
Affiliated Mutual Fund - Short-Term Investment	17.2%
100.2%
Liabilities in excess of other assets*	(0.2)%
100.0%
Commodity Futures Contracts outstanding at July 31, 2026
(1),(2)
Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	10.8%
Brent Crude	10.7%
WTI Crude	10.0%
Natural Gas	7.4%
Low Sulphur Gas Oil	5.9%
Soybean	5.2%
Copper	4.9%
Corn	4.9%
NY Harbor ULSD	4.5%
LME PRI Aluminum	4.2%
Sugar No. 11	2.9%
Gasoline RBOB	2.8%
Soybean Meal	2.8%
Live Cattle	2.8%
Silver	2.5%
Commodity Futures Contracts: Long Positions	% of Net Assets
LME Zinc	2.4%
LME Nickel	2.2%
Coffee 'C'	2.2%
Hard Red Winter Wheat	2.2%
Soybean Oil	1.9%
No. 2 Soft Red Winter Wheat	1.8%
Lean Hogs	1.6%
SGX Iron Ore	1.2%
Palladium	1.1%
Robusta Coffee 10-T	0.8%
LME Lead	0.8%
Platinum	0.7%
101.2%
Commodity Futures Contracts: Short Positions	% of Net Assets
LME Zinc	1.6%
LME Nickel	0.9%
LME PRI Aluminum	0.7%
LME Lead	0.2%
3.4%
*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2026.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
During the reporting period, the Fund updated its investment strategies such that the investments in specific commodities may differ from those included in the Index and the Fund may gain exposure to sectors which are not included in the Index.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]	During the reporting period, the Fund updated its investment strategies such that the investments in specific commodities may differ from those included in the Index and the Fund may gain exposure to sectors which are not included in the Index.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund —Class R6	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, U.S. mid-cap equities slightly outperformed the broader domestic market. Easing monetary policy, strong earnings and AI hype at the end of 2025 lead the market higher. The beginning of 2026 showed mixed results due to geopolitical uncertainty and shifting monetary policy. Equities rebounded in the final few months of the reporting period due to resilient earnings, the return of AI enthusiasm and concerns of global energy shortages eased.
■
The fund employs a “passively managed” or index investment approach, holding all stocks included in the S&P MidCap 400 Index (the “Index”)
in approximately the same proportions. Accordingly, the Fund’s performance closely tracked the Index’s performance over the reporting period.
■
The Fund also held index ETFs that track the Index during the reporting period to provide portfolio liquidity. They had minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.77%	9.24%	9.84% (11/17/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
S&P MidCap 400 Index	20.92%	8.47%	10.75%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 13,428,338
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 13,428,338
Number of fund holdings	403
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	5.8%
Machinery	5.2%
Aerospace & Defense	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Insurance	3.6%
Oil, Gas & Consumable Fuels	3.5%
Electronic Equipment, Instruments & Components	3.4%
Unaffiliated Exchange-Traded Funds - Equity	3.3%
Biotechnology	3.2%
Specialty Retail	3.2%
Software	3.0%
Construction & Engineering	2.6%
Metals & Mining	2.5%
Hotels, Restaurants & Leisure	2.4%
Health Care Providers & Services	2.4%
Capital Markets	2.3%
Professional Services	2.2%
Electrical Equipment	2.2%
Life Sciences Tools & Services	2.1%
Consumer Staples Distribution & Retail	2.0%
Financial Services	1.9%
Building Products	1.9%
IT Services	1.8%
Ground Transportation	1.7%
Trading Companies & Distributors	1.6%
Chemicals	1.5%
Commercial Services & Supplies	1.5%
Health Care REITs	1.3%
Energy Equipment & Services	1.3%
Specialized REITs	1.3%
Household Durables	1.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.2%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.1%
Gas Utilities	1.0%
Containers & Packaging	1.0%
Automobile Components	1.0%
Industrial REITs	1.0%
Retail REITs	0.9%
Diversified Consumer Services	0.8%
Electric Utilities	0.8%
Pharmaceuticals	0.8%
Residential REITs	0.7%
Consumer Finance	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Media	0.6%
Food Products	0.6%
Entertainment	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Office REITs	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Leisure Products	0.5%
Others*	4.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets